UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Preferred Securities Fund

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 98.4%

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 34.6%

	Banks – 8.9%

147,753	Citigroup Inc.	8.125%	BB+	$4,302,567

817,817	Citigroup Inc.	7.125%	BB+	22,611,822

362,500	Citigroup Inc.	6.875%	BB+	9,838,250

112,951	City National Corporation	6.750%	BBB–	3,137,779

508,667	Countrywide Capital Trust III	7.000%	BB+	13,225,342

231,113	Fifth Third Bancorp.	6.625%	BBB–	6,189,206

509,213	PNC Financial Services	6.125%	BBB	13,982,989

163,000	Private Bancorp Incorporated	7.125%	N/R	4,197,250

121,670	Regions Financial Corporation	6.375%	BB	3,045,400

609,300	Regions Financial Corporation	6.375%	B1	15,683,382

375,600	Texas Capital Bancshares Inc.	6.500%	BB	9,307,368

70,000	U.S. Bancorp.	6.500%	BBB+	1,978,200

281,159	Wells Fargo & Company	6.625%	BBB+	7,849,959

279,148	Zions Bancorporation	6.300%	BB	7,210,393

68,100	Zions Bancorporation	0.000%	BB+	1,803,969
	Total Banks			124,363,876

	Capital Markets – 4.0%

54,179	Deutsche Bank Capital Funding Trust VIII	6.375%	BBB–	1,386,982

466,300	Goldman Sachs Group, Inc.	5.500%	BB+	11,424,350

1,144,913	Morgan Stanley	7.125%	BB+	31,908,725

210,380	Morgan Stanley	6.875%	BB+	5,716,025

241,785	State Street Corporation	5.900%	BBB+	6,334,767
	Total Capital Markets			56,770,849

	Consumer Finance – 0.4%

210,053	Discover Financial Services	6.500%	BB	5,272,330

	Diversified Financial Services – 2.9%

698,155	ING Groep N.V.	7.375%	BBB–	18,040,325

399,112	ING Groep N.V.	7.200%	BBB–	10,301,081

112,686	ING Groep N.V.	7.050%	BBB–	2,890,396

152,041	ING Groep N.V.	6.375%	BBB–	3,867,923

52,681	ING Groep N.V.	6.125%	BBB–	1,333,883

147,800	KKR Financial Holdings LLC	7.375%	BBB	3,860,536
	Total Diversified Financial Services			40,294,144

Nuveen Investments	1

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	Diversified Telecommunication Services – 0.2%

102,380	Verizon Communications Inc.	5.900%	A–	$2,637,309

	Food Products – 1.8%

490,000	CHS Inc.	7.875%	N/R	14,484,400

385,400	CHS Inc.	7.100%	N/R	10,467,464
	Total Food Products			24,951,864

	Insurance – 8.7%

113,570	Aegon N.V	8.000%	Baa1	3,303,751

191,764	Aegon N.V	6.375%	Baa1	4,901,488

381,180	Arch Capital Group Limited	6.750%	BBB	10,051,717

93,825	Aspen Insurance Holdings Limited	7.250%	BBB–	2,453,524

775,322	Aspen Insurance Holdings Limited	5.950%	BBB–	19,305,518

562,627	Axis Capital Holdings Limited	6.875%	BBB	14,723,949

21,800	Delphi Financial Group, Inc., (8)	7.376%	BBB–	534,782

405,781	Endurance Specialty Holdings Limited	7.500%	BBB–	10,684,214

237,876	Hartford Financial Services Group Inc.	7.875%	BB+	7,122,007

398,377	Kemper Corporation	7.375%	Ba1	10,341,867

492,854	Maiden Holdings Limited	8.250%	BB	12,814,204

48,610	Maiden Holdings NA Limited	8.000%	BBB–	1,252,194

355,118	Maiden Holdings NA Limited	7.750%	BBB–	9,304,092

170,545	Montpelier Re Holdings Limited	8.875%	BBB–	4,652,468

417,500	Reinsurance Group of America Inc.	6.200%	BBB	11,456,200
	Total Insurance			122,901,975

	Oil, Gas & Consumable Fuels – 0.7%

350,895	Nustar Logistics Limited Partnership	7.625%	Ba2	9,446,093

	U.S. Agency – 7.0%

270,200	AgriBank FCB, (8)	6.875%	A–	28,548,332

107,000	Cobank Agricultural Credit Bank, (8)	11.000%	A–	5,483,750

247,900	Cobank Agricultural Credit Bank, 144A, (8)	6.250%	A–	25,680,903

213,410	Farm Credit Bank of Texas, 144A, (8)	6.750%	Baa1	22,334,701

271,140	Federal Agricultural Mortgage Corporation	6.875%	N/R	6,981,855

400,000	Federal Agricultural Mortgage Corporation, (4)	6.000%	N/R	10,044,000
	Total U.S. Agency			99,073,541
	Total $25 Par (or similar) Retail Preferred (cost $453,306,201)			485,711,981

2	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	TAXABLE MUNICIPAL BONDS – 0.0%

	California – 0.0%

$20	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008B, 11.000%, 10/01/14		No Opt. Call	N/R	$19,943
$20	Total Taxable Municipal Bonds (cost $20,000)				19,943

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 0.4%

	Insurance – 0.4%

$2,000	Nationwide Mutual Insurance Company, 144A	8.250%	12/01/31	A–	$2,657,142

733	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A–	1,140,815

1,000	Security Benefit Life Insurance Company, 144A	7.450%	10/01/33	BBB	1,185,825
3,733	Total Insurance				4,983,782
$3,733	Total Corporate Bonds (cost $3,903,916)				4,983,782

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 63.4%

	Banks – 31.6%

15,125	Abbey National Capital Trust I	8.963%	N/A (5)	BBB–	$19,284,375

3,729	Banco Santander Finance	10.500%	N/A (5)	BB+	3,900,301

17,831	Bank of America Corporation	8.000%	N/A (5)	BB+	19,734,548

7,934	Bank of America Corporation	8.125%	N/A (5)	BB+	8,925,750

6,149	Barclays Bank PLC, 144A	10.180%	6/12/21	A–	8,505,358

19,100	Barclays PLC	8.250%	N/A (5)	BB+	20,246,000

12,300	BNP Paribas, 144A	7.195%	N/A (5)	BBB	14,298,750

3,955	Citigroup Capital III	7.625%	12/01/36	BBB–	4,876,744

5,295	Citigroup Inc.	6.300%	N/A (5)	BB+	5,394,281

6,910	Commerzbank AG, 144A	8.125%	9/19/23	BB+	8,385,354

16,750	Credit Agricole SA, 144A	7.875%	N/A (5)	BB+	18,299,375

39,035	General Electric Capital Corporation	7.125%	N/A (5)	AA–	46,069,107

11,918	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (5)	BBB+	17,787,615

25,645	JP Morgan Chase & Company	6.750%	N/A (5)	BBB	27,600,431

37,020	JP Morgan Chase & Company	7.900%	N/A (5)	BBB	41,369,850

22,630	Lloyd’s Banking Group PLC	7.500%	N/A (5)	BB	24,078,320

3,410	M&T Bank Corporation	6.450%	N/A (5)	BBB	3,635,913

32,858	Rabobank Nederland, 144A	11.000%	N/A (5)	A–	44,118,108

1,000	Republic NY capital II / HSBC USA	7.750%	11/15/26	BBB+	1,012,210

6,992	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BB	8,460,320

25,085	Societe Generale, 144A	7.875%	N/A (5)	BB+	26,746,881

Nuveen Investments	3

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

730	Standard Chartered PLC, 144A	7.014%	N/A (5)	BBB+	$831,288

38,342	Wells Fargo & Company	7.980%	N/A (5)	BBB+	43,614,025

15,660	Wells Fargo & Company	5.900%	N/A (5)	BBB+	$16,611,345

9,940	Zions Bancorporation	7.200%	N/A (5)	BB	10,536,400
	Total Banks				444,322,649

	Capital Markets – 3.4%

31,685	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB+	35,072,127

7,150	Goldman Sachs Group Inc.	5.700%	N/A (5)	BB+	7,386,844

5,000	Morgan Stanley	5.450%	N/A (5)	BB+	5,091,200
	Total Capital Markets				47,550,171

	Diversified Financial Services – 2.0%

25,200	Agstar Financial Services Inc., 144A	6.750%	N/A (5)	BB	25,790,625

3,055	ING US Inc.	5.650%	5/15/53	Ba1	3,108,463
	Total Diversified Financial Services				28,899,088

	Insurance – 22.4%

2,458	AG2R La Mondiale Vie, Reg S	7.625%	N/A (5)	BBB–	2,740,271

7,600	AIG Life Holdings Inc.	8.500%	7/01/30	BBB	10,184,000

6,440	Aquarius & Investments PLC fbo SwissRe, Reg S	8.250%	N/A (5)	N/R	7,214,024

13,475	Aviva PLC, Reg S	8.250%	N/A (5)	BBB	15,227,100

3,451	AXA SA	8.600%	12/15/30	A3	4,637,281

43,769	Catlin Insurance Company Limited	7.249%	N/A (5)	BBB+	45,191,493

6,865	Cloverie PLC Zurich Insurance, Reg S	8.250%	N/A (5)	A	7,963,400

6,200	CNP Assurances, Reg S	7.500%	N/A (5)	BBB+	7,000,699

61,430	Financial Security Assurance Holdings, 144A	6.400%	12/15/66	BBB+	54,672,699

3,893	Friends Life Holdings PLC, Reg S	7.875%	N/A (5)	BBB+	4,353,215

22,563	Glen Meadows Pass Through Trust, 144A	6.505%	2/12/67	BB+	22,337,370

1,600	Great West Life & Annuity Insurance Capital LP II, 144A	7.153%	5/16/46	A–	1,656,000

1,300	Lincoln National Corporation	7.000%	5/17/66	BBB	1,352,000

19,346	MetLife Capital Trust X, 144A	9.250%	4/08/38	BBB	27,471,320

13,095	Provident Financing Trust I	7.405%	3/15/38	Baa3	15,535,646

4,900	Prudential Financial Inc.	5.875%	9/15/42	BBB+	5,322,625

22,528	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB	24,273,920

23,889	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	25,083,450

30,945	White Mountains Insurance Group, 144A	7.506%	N/A (5)	BB+	32,492,250
	Total Insurance				314,708,763

	Machinery – 0.2%

3,070	Stanley Black & Decker Inc.	5.750%	12/15/53	BBB+	3,315,600

4	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust – 2.2%

23,796	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (5)	BB+	$31,646,372

	U.S. Agency – 1.6%

18,350	Farm Credit Bank of Texas	10.000%	N/A (5)	Baa1	22,220,703
	Total $1,000 Par (or similar) Institutional Preferred (cost $826,960,066)				892,663,346
	Total Long-Term Investments (cost $1,284,190,183)				1,383,379,052

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 1.3%

$17,627	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/14, repurchase price $17,626,952, collateralized by $17,125,000 U.S. Treasury Notes, 2.625%, due 8/15/20, value $17,981,250	0.000%	7/01/14		$17,626,952
	Total Short-Term Investments (cost $17,626,952)				17,626,952
	Total Investments (cost $1,301,817,135) – 99.7%				1,401,006,004
	Other Assets Less Liabilities – 0.3% (6)				4,626,864
	Net Assets – 100%				$1,405,632,868

Investments in Derivatives as of June 30, 2014

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation) (6)
Barclays PLC	$50,000,000	Receive	3-Month USD-LIBOR	2.758%	Semi-Annually	11/06/14	11/06/34	$3,884,419

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	5

Nuveen Preferred Securities Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$403,129,513	$82,582,468	$—	$485,711,981
Taxable Municipal Bonds	—	19,943	—	19,943
Corporate Bonds	—	4,983,782	—	4,983,782
$1,000 Par (or similar) Institutional Preferred	—	892,663,346	—	892,663,346
Short-Term Investments:
Repurchase Agreements	—	17,626,952	—	17,626,952
Investments in Derivatives:
Interest Rate Swaps*	—	3,884,419	—	3,884,419
Total	$403,129,513	$1,001,760,910	$—	$1,404,890,423
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2014, the cost of investments (excluding investments in derivatives) was $1,304,413,127.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2014, were as follows:

Gross unrealized:
Appreciation	$99,367,298
Depreciation	(2,774,421)
Net unrealized appreciation (depreciation) of investments	$96,592,877

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(7)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

(8)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred classified as Level 2.

N/A	Not applicable.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate

6	Nuveen Investments

Nuveen NWQ Flexible Income Fund

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 94.8%

	COMMON STOCKS – 13.7%

	Automobiles – 0.6%

25,775	Ford Motor Company	$444,361

	Banks – 0.4%

6,900	Citigroup Inc.	324,990

	Capital Markets – 3.9%

13,200	Apollo Global Management LLC, Class A	365,904

21,900	Ares Capital Corporation	391,134

22,550	Arlington Asset Investment Corporation	616,292

23,220	Hercules Technology Growth Capital, Inc.	375,235

27,029	Medley Capital Corporation	352,999

23,000	PennantPark Floating Rate Capital Inc.	328,670

8,910	TCP Capital Corporation	162,251

18,200	TriplePoint Venture Growth Business Development Company Corporation	298,116
	Total Capital Markets	2,890,601

	Communications Equipment – 0.3%

21,300	Ericsson LM Telefonaktiebolaget	257,304

	Diversified Financial Services – 0.5%

20,174	Compass Diversified Holdings	366,158

	Independent Power & Renewable Electric Producers – 0.2%

4,200	NextEra Energy Partners LP, (2)	140,742

	Insurance – 1.2%

6,050	American International Group, Inc.	330,209

7,000	Endurance Specialty Holdings Limited	361,130

6,512	Selective Insurance Group Inc.	160,977
	Total Insurance	852,316

	Life Sciences Tools & Services – 0.2%

1,184	Bio-Rad Laboratories Inc., Class A, (2)	141,737

	Machinery – 0.5%

7,100	Woodward Governor Company	356,278

	Media – 0.5%

20,450	National CineMedia, Inc.	358,080

	Oil, Gas & Consumable Fuels – 3.1%

16,350	Crestwood Midstream Partners LP	360,845

13,750	Energy Transfer Equity LP	810,423

Nuveen Investments	7

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)			Value

	Oil, Gas & Consumable Fuels (continued)

17,625	LinnCo LLC			$551,486

6,000	Tesoro Corporation			352,020

15,912	Whiting USA Trust II			202,401
	Total Oil, Gas & Consumable Fuels			2,277,175

	Pharmaceuticals – 0.5%

11,950	Pfizer Inc.			354,676

	Real Estate Investment Trust – 1.0%

29,035	Hannon Armstrong Sustainable Infrastructure Capital Inc.			416,362

56,350	New Residential Investment Corp.			355,005
	Total Real Estate Investment Trust			771,367

	Real Estate Management & Development – 0.3%

12,290	Forestar Real Estate Group Inc., (2)			234,616

	Semiconductors & Equipment – 0.5%

13,475	Microsemi Corporation, (2)			360,591
	Total Common Stocks (cost $9,427,271)			10,130,992

Shares	Description (1)	Coupon	Ratings (3)	Value

	PREFERRED STOCKS – 1.3%

	Real Estate Investment Trust – 1.3%

3,800	Hospitality Properties Trust	7.125%	Baa3	$96,824

12,900	Kite Realty Group Trust	8.250%	N/A	338,883

18,600	Penn Real Estate Investment Trust	7.375%	N/A	472,440

1,100	Sunstone Hotel Investors Inc.	8.000%	N/A	28,886
	Total Preferred Stocks (cost $933,612)			937,033

Shares	Description (1)	Coupon	Ratings (3)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 60.8%

	Asset-Backed Securities – 1.1%

5,800	Oxford Lane Capital Corporation	8.125%	N/R	$146,856

28,075	Oxford Lane Capital Corporation	7.500%	N/R	688,961
	Total Asset-Backed Securities			835,817

	Banks – 5.8%

27,963	Boston Private Financial Holdings Inc.	6.950%	N/R	694,042

8,600	Citigroup Inc.	7.125%	BB+	237,781

7,100	City National Corporation	6.750%	BBB–	197,238

250	Cobank Agricultural Credit Bank, 144A, (6)	6.250%	A–	25,898

2,875	Cobank Agricultural Credit Bank, (2), (6)	6.125%	A–	258,031

26,100	Countrywide Capital Trust III	7.000%	BB+	678,600

2,400	Fifth Third Bancorp.	6.625%	BBB–	64,272

8	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (3)	Value

	Banks (continued)

14,300	FNB Corporation	7.250%	Ba3	$392,535

9,812	Private Bancorp Incorporated	7.125%	N/A	252,659

18,525	Regions Financial Corporation	6.375%	B1	476,834

6,768	TCF Financial Corporation	7.500%	BB	180,096

5,839	TCF Financial Corporation	6.450%	BB	145,800

1,266	Taylor Capital Group	8.000%	N/R	34,878

13,209	Texas Capital Bancshares	6.500%	BB+	319,790

13,925	Webster Financial Corporation	6.400%	Ba1	343,112
	Total Banks			4,301,566

	Capital Markets – 10.9%

13,500	Affiliated Managers Group Inc.	6.375%	BBB	350,865

19,042	Allied Capital Corporation	6.875%	BBB	480,620

27,211	Apollo Investment Corporation	6.875%	BBB	668,030

8,445	Apollo Investment Corporation	6.625%	BBB	207,578

300	Arlington Asset Investment Corporation	6.625%	N/R	7,251

5,000	BGC Partners Inc.	8.125%	BBB–	136,400

19,875	Capital Finance Corporation	7.125%	N/R	501,844

23,493	Fifth Street Finance Corporation	6.125%	BBB–	583,801

8,950	Fifth Street Finance Corporation	5.875%	BBB–	222,408

12,800	Gladstone Capital Corporation	6.750%	N/R	334,080

7,625	Hercules Technology Growth Capital Incorporated	7.000%	N/R	199,623

4,000	Hercules Technology Growth Capital Incorporated	7.000%	N/A	103,600

13,900	JMP Group Inc.	7.250%	N/R	351,114

30,000	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	661,500

23,710	Medley Capital Corporation	6.125%	N/R	591,802

12,225	Morgan Stanley	7.125%	BB+	340,711

14,975	MVC Capital Incorporated	7.250%	N/A	379,317

200	Saratoga Investment Corporation	7.500%	N/R	5,074

24,734	Solar Capital Limited	6.750%	BBB–	605,736

25,850	Stellus Capital Investment Corporation	6.500%	N/R	682,440

25,067	Triangle Capital Corporation	6.375%	N/A	640,963
	Total Capital Markets			8,054,757

	Consumer Finance – 1.2%

7,000	Discover Financial Services	6.500%	BB	175,700

7,500	GMAC Capital Trust I	8.125%	B+	204,750

10,709	SLM Corporation, Series A	6.970%	B3	518,637
	Total Consumer Finance			899,087

	Diversified Financial Services – 3.1%

3,699	Intl FCStone Inc.	8.500%	N/R	95,619

Nuveen Investments	9

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Coupon	Ratings (3)	Value

	Diversified Financial Services (continued)

6,556	KCAP Financial Inc.	7.375%	N/A	$172,488

26,375	KKR Financial Holdings LLC	7.375%	BBB	688,915

26,590	Main Street Capital Corporation	6.125%	N/R	657,837

25,250	PennantPark Investment Corporation	6.250%	BBB–	642,613
	Total Diversified Financial Services			2,257,472

	Diversified Telecommunication Services – 1.2%

7,100	Qwest Corporation	7.375%	BBB–	187,653

29,050	Qwest Corporation	6.125%	BBB–	676,284
	Total Diversified Telecommunication Services			863,937

	Food Products – 0.7%

20,300	CHS Inc.	7.100%	N/A	551,348

	Household Durables – 0.4%

12,525	Pitney Bowes Incorporated	6.700%	BBB	324,899

	Insurance – 5.5%

28,287	Argo Group US Inc.	6.500%	BBB–	700,101

8,325	Aspen Insurance Holdings Limited	7.401%	BBB–	221,861

6,732	Aspen Insurance Holdings Limited	7.250%	BBB–	176,042

7,025	Axis Capital Holdings Limited	6.875%	BBB	183,844

13,853	Endurance Specialty Holdings Limited	7.500%	BBB–	364,749

14,000	Hanover Insurance Group	6.350%	Ba1	344,400

26,000	Kemper Corporation	7.375%	Ba1	674,958

12,800	Maiden Holdings NA Limited	8.000%	BBB–	329,728

13,075	Maiden Holdings NA Limited	7.750%	BBB–	342,565

14,700	National General Holding Company, (2)	7.500%	N/R	368,970

3,440	Principal Financial Group	6.518%	BBB	87,582

10,000	Selective Insurance Group	5.875%	BBB+	236,100
	Total Insurance			4,030,900

	Marine – 2.4%

8,300	Costamare Inc.	8.500%	N/R	217,958

11,782	Costamare Inc.	7.625%	N/R	295,139

2,580	International Shipholding Corporation	9.000%	N/R	272,861

13,300	Navios Maritime Holdings Inc.	8.750%	N/R	341,810

15,200	Seaspan Corporation	8.250%	N/R	395,200

10,700	Seaspan Corporation	6.375%	N/A	273,385
	Total Marine			1,796,353

	Oil, Gas & Consumable Fuels – 6.8%

13,000	Atlas Pipeline Partners LP	8.250%	CCC+	332,930

28,700	BreitBurn Energy Partners LP	8.250%	N/R	730,413

10	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (3)	Value

	Oil, Gas & Consumable Fuels (continued)

6,475	Callon Petroleum Company	10.000%	N/R	$366,874

10,411	Legacy Reserves LP	8.000%	N/R	263,815

8,950	Legacy Reserves LP	8.000%	N/R	221,960

13,504	Magnum Hunter Resources Corporation	8.000%	N/A	672,499

3,441	Miller Energy Resources Inc.	10.500%	N/A	88,158

24,282	Nustar Logistics Limited Partnership	7.625%	Ba2	653,671

9,000	Scorpio Tankers Inc., (2)	6.750%	N/R	228,240

26,229	Teekay Offshore Partners LP	7.250%	N/R	687,462

13,300	Tsakos Energy Navigation Limited	8.875%	N/R	340,347

5,254	Vanguard Natural Resources LLC	7.875%	N/R	135,396

10,800	Vanguard Natural Resources LLC	7.625%	N/A	268,164
	Total Oil, Gas & Consumable Fuels			4,989,929

	Real Estate Investment Trust – 19.9%

11,200	AG Mortgage Investment Trust	8.000%	N/A	275,184

14,275	American Realty Capital Properties Inc.	6.700%	N/A	334,463

26,726	Annaly Capital Management	7.625%	N/A	658,796

8,525	Apartment Investment & Management Company	6.875%	BB–	219,348

13,100	Apollo Commercial Real Estate Finance	8.625%	N/A	340,469

15,916	Apollo Residential Mortgage Inc.	8.000%	N/A	383,735

13,200	Arbor Realty Trust Incorporated	8.500%	N/A	331,188

9,825	Arbor Realty Trust Incorporated	8.250%	N/R	243,857

3,200	Arbor Realty Trust Incorporated	7.750%	N/A	78,912

6,861	Ashford Hospitality Trust Inc.	9.000%	N/A	189,021

18,000	Campus Crest Communities	8.000%	N/A	459,900

10,814	CBL & Associates Properties Inc.	7.375%	BB	274,135

14,521	Cedar Shopping Centers Inc., Series A	7.250%	N/A	370,286

7,718	Chesapeake Lodging Trust	7.750%	N/A	205,299

25,405	Colony Financial Inc.	8.500%	N/R	684,919

1,600	CommomWealth REIT	7.250%	Ba1	41,248

8,225	Coresite Realty Corporation	7.250%	N/A	206,859

5,150	CYS Investments Inc.	7.500%	N/R	120,150

7,958	DDR Corporation	6.500%	Baa3	197,597

26,403	Digital Realty Trust Inc.	7.375%	Baa3	674,068

15,550	Dupont Fabros Technology	7.875%	Ba2	408,188

8,825	Dynex Capital inc.	8.500%	N/A	219,301

23,200	First Potomac Realty Trust	7.750%	N/R	602,040

5,543	Hatteras Financial Corporation	7.625%	N/A	131,147

3,957	Hersha Hospitality Trust	6.875%	N/R	99,202

7,398	Inland Real Estate Corporation	8.125%	N/R	196,935

Nuveen Investments	11

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Shares	Description (1)	Coupon	Ratings (3)	Value

	Real Estate Investment Trust (continued)

7,213	Invesco Mortgage Capital Inc.	7.750%	N/A	$178,594

21,301	MFA Financial Inc.	8.000%	N/A	557,660

4,892	MFA Financial Inc.	7.500%	N/A	118,044

4,032	New York Mortgage Trust Inc.	7.750%	N/R	96,365

9,089	Northstar Realty Finance Corporation	8.875%	N/A	233,315

18,500	Northstar Realty Finance Corporation, (2)	8.750%	N/R	468,975

18,612	Northstar Realty Finance Corporation	8.250%	N/R	469,581

1,771	Pebblebrook Hotel Trust	8.000%	N/A	47,109

4	Pebblebrook Hotel Trust	7.875%	N/A	105

9,975	Pebblebrook Hotel Trust	6.500%	N/R	235,011

8,500	Penn Real Estate Investment Trust	8.250%	N/A	223,967

200	Rait Financial Trust	8.375%	N/R	4,966

18,800	Rait Financial Trust	7.750%	N/R	460,600

13,500	Rait Financial Trust	7.625%	N/R	334,530

22,775	Resource Capital Corporation	8.625%	N/R	565,959

11,776	Retail Properties of America	7.000%	N/A	302,761

9,045	Sabra Health Care Real Estate Investment Trust	7.125%	B2	226,939

9,363	Senior Housing Properties Trust	5.625%	BBB–	215,349

9,222	STAG Industrial Inc.	6.625%	BB	226,492

7,050	Strategic Hotel Capital Inc., Series B	8.250%	N/R	178,076

12,700	Strategic Hotel Capital Inc., Series C	8.250%	N/R	317,500

12,973	Summit Hotel Properties Inc.	7.875%	N/A	337,298

3,700	Sun Communities Inc.	7.125%	N/R	93,943

13,202	Urstadt Biddle Properties	7.125%	N/A	335,463

18,724	Winthrop Realty Trust Inc.	9.250%	N/R	486,824

425	Winthrop Realty Trust Inc.	7.750%	N/A	11,284
	Total Real Estate Investment Trust			14,672,957

	Real Estate Management & Development – 0.5%

13,250	Kennedy-Wilson Inc.	7.750%	BB–	337,213

	Thrifts & Mortgage Finance – 0.9%

13,614	Astoria Financial Corporation	6.500%	BB	333,271

13,800	Everbank Financial Corporation	6.750%	N/A	341,412
	Total Thrifts & Mortgage Finance			674,683

	U.S. Agency – 0.3%

2,250	Farm Credit Bank of Texas, 144A, (6)	6.750%	Baa1	235,477

	Wireless Telecommunication Services – 0.1%

2,587	United States Cellular Corporation	6.950%	Baa3	65,943
	Total $25 Par (or similar) Retail Preferred (cost $44,108,970)			44,892,338

12	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CONVERTIBLE BONDS – 1.0%

	Oil, Gas & Consumable Fuels – 1.0%

$750	DCP Midstream LLC, 144A	5.850%	5/21/43	Baa3	$712,500
$750	Total Convertible Bonds (cost $706,987)				712,500

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 8.3%

	Banks – 0.6%

$450	JPMorgan Chase & Company	6.750%	8/01/64	BBB	$484,313

	Capital Markets – 0.6%

400	Prosepect Capital Corporation	5.875%	3/15/23	BBB	413,127

	Commercial Services & Supplies – 1.1%

350	Iron Mountain Inc.	5.750%	8/15/24	B1	360,500

450	R.R. Donnelley & Sons Company	6.000%	4/01/24	BB–	454,500
800	Total Commercial Services & Supplies				815,000

	Diversified Financial Services – 1.1%

550	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	B1	577,500

200	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	202,000
750	Total Diversified Financial Services				779,500

	Energy Equipment & Services – 1.0%

750	McDermott International Inc., 144A	8.000%	5/01/21	BB	770,625

	Oil, Gas & Consumable Fuels – 1.9%

180	Breitburn Energy Partners LP	7.875%	4/15/22	B–	194,850

300	Legacy Reserves LP Finance Corporation, 144A	6.625%	12/01/21	B	304,500

625	Seadrill Limited, 144A	6.125%	9/15/20	N/R	635,938

250	Vanguard Natural Resources Finance	7.875%	4/01/20	B	270,625
1,355	Total Oil, Gas & Consumable Fuels				1,405,913

	Real Estate Management & Development – 0.9%

625	Forestar USA Real Estate Group Inc., 144A	8.500%	6/01/22	BB–	646,875

	Tobacco – 0.1%

75	Vector Group Limited, 144A	7.750%	2/15/21	Ba3	79,875

	Wireless Telecommunication Services – 1.0%

75	Frontier Communications Corporation	7.125%	1/15/23	Ba2	79,500

600	Frontier Communications Corporation	7.625%	4/15/24	Ba2	645,748
675	Total Wireless Telecommunication Services				725,248
$5,880	Total Corporate Bonds (cost $5,957,330)				6,120,476

Nuveen Investments	13

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 4.4%

	Banks – 0.7%

$100	General Electric Capital Corporation	6.250%	N/A (4)	AA–	$111,250

100	JPMorgan Chase & Company	5.150%	N/A (4)	BBB	95,875

300	Zions Bancorporation	7.200%	N/A (4)	BB	318,000
500	Total Banks				525,125

	Capital Markets – 0.2%

25	Goldman Sachs Group Inc.	5.700%	N/A (4)	BB+	25,828

125	Morgan Stanley	5.450%	N/A (4)	BB+	127,280
150	Total Capital Markets				153,108

	Consumer Finance – 0.1%

50	Ally Financial Inc.	7.000%	N/A (4)	B	50,127

	Insurance – 3.4%

1,200	Liberty Mutual Group, 144A	7.800%	3/07/87	Baa3	1,416,000

375	National Financial Services Inc.	6.750%	5/15/67	Baa2	390,000

300	StanCorp Financial Group Inc.	6.900%	6/01/67	BBB–	312,750

18	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB–	18,900

400	XL Capital Ltd	6.500%	N/A (4)	BBB	395,000
2,293	Total Insurance				2,532,650
$2,993	Total $1,000 Par (or similar) Institutional Preferred (cost $3,145,725)				3,261,010

Shares	Description (1), (5)				Value

	EXCHANGE-TRADED FUNDS – 3.3%

6,900	AdvisorShares TrimTabs Float Shrink ETF				$353,556

11,450	Cambria Shareholder Yield ETF				352,202

7,900	PowerShares Buyback Achievers Portfolio				354,315

34,200	iShares U.S. Preferred Stock ETF				1,364,922
	Total Exchange-Traded Funds (cost $2,418,261)				2,424,995

Shares	Description (1), (5)				Value

	INVESTMENT COMPANIES – 2.0%

7,850	AllianceBernstein Global High Income Fund				$112,805

18,045	Ares Dynamic Credit Allocation Fund				328,599

17,079	Cushing Royalty and Income Fund				345,679

131,053	MFS Intermediate Income Trust				691,960
	Total Investment Companies (cost $1,458,857)				1,479,043
	Total Long-Term Investments (cost $68,157,013)				69,958,387

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.4%

$4,033	Repurchase Agreement Fixed Income Clearing Corporation, dated 6/30/14, repurchase price $4,033,142, collateralized by $3,920,000 U.S. Treasury Notes, 2.625%, due 8/15/20, value $4,116,000	0.000%	7/01/14	$4,033,142
	Total Short-Term Investments (cost $4,033,142)			4,033,142
	Total Investments (cost $72,190,155) – 100.2%			73,991,529
	Other Assets Less Liabilities – (0.2)%			(167,440)
	Net Assets – 100%			$73,824,089

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$10,130,992	$—	$—	$10,130,992
Preferred Stocks	937,033	—	—	937,033
$25 Par (or similar) Retail Preferred	44,372,932	519,406	—	44,892,338
Convertible Bonds	—	712,500	—	712,500
Corporate Bonds	—	6,120,476	—	6,120,476
$1,000 Par (or similar) Institutional Preferred	—	3,261,010	—	3,261,010
Exchange-Traded Funds	2,424,995	—	—	2,424,995
Investment Companies	1,479,043	—	—	1,479,043
Short-Term Investments:
Repurchase Agreements	—	4,033,142	—	4,033,142
Total	$59,344,995	$14,646,534	$—	$73,991,529

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2014, the cost of investments was $72,191,014.

Nuveen Investments	15

Nuveen NWQ Flexible Income Fund (continued)

Portfolio of Investments June 30, 2014 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2014, were as follows:

Gross unrealized:
Appreciation	$2,049,279
Depreciation	(248,764)
Net unrealized appreciation (depreciation) of investments	$1,800,515

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Perpetual security. Maturity date is not applicable.

(5)	A copy of the most recent financial statements for the exchange-traded funds and investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(6)	For fair value measurement disclosure purposes, $25 Par (or similar) Retail Preferred categorized as Level 2.

N/A	Not applicable.

REIT	Real Estate Investment Trust.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

16	Nuveen Investments

Nuveen Gresham Diversified Commodity Strategy Fund

Consolidated Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 94.8%

	U.S. Government and Agency Obligations – 76.0%

$2,000	U.S. Treasury Bills	0.000%	7/24/14	Aaa	$1,999,978

2,000	U.S. Treasury Bills	0.000%	8/21/14	Aaa	1,999,936

2,000	U.S. Treasury Bills	0.000%	9/18/14	Aaa	1,999,912

2,000	U.S. Treasury Bills	0.000%	10/16/14	Aaa	1,999,748

2,000	U.S. Treasury Bills	0.000%	11/13/14	Aaa	1,999,624

2,500	U.S. Treasury Bills	0.000%	12/11/14	Aaa	2,499,435

2,500	U.S. Treasury Bills	0.000%	1/08/15	Aaa	2,499,437

3,000	U.S. Treasury Bills	0.000%	2/05/15	Aaa	2,999,043

3,000	U.S. Treasury Bills	0.000%	3/05/15	Aaa	2,998,815

3,800	U.S. Treasury Bills	0.000%	4/02/15	Aaa	3,798,260

3,800	U.S. Treasury Bills	0.000%	4/30/15	Aaa	3,797,842

3,500	U.S. Treasury Bills	0.000%	5/28/15	Aaa	3,497,025
32,100	Total U.S. Government and Agency Obligations				32,089,055

	Repurchase Agreements – 18.8%

3,534	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/14, repurchase price $3,533,506, collateralized by $3,435,000 U.S. Treasury Notes, 2.625%, due 8/15/20, value $3,606,750	0.000%	7/01/14	N/A	3,533,506

4,418	Repurchase Agreement with State Street Bank, dated 6/30/14, repurchase price $4,417,832, collateralized by $4,750,000 Federal Home Loan Mortgage Corporation Notes, 2.170%, due 10/17/22, value $4,506,325 (3)	0.000%	7/01/14	N/A	4,417,832
$7,952	Total Repurchase Agreements				7,951,338
	Total Short-Term Investments (cost $40,033,733)				40,040,393
	Other Assets Less Liabilities – 5.2%				2,201,770
	Net Assets – 100%				$42,242,163

Investments in Derivatives as of June 30, 2014 (4) Futures Contracts outstanding:
Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts (6)	Notional Amount at Value (6)	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	September 2014	38	$4,258,660	$183,961

	NYMEX WTI Crude Oil Futures Contract	Long	September 2014	26	2,722,980	103,699

	NYMEX WTI Crude Oil Futures Contract	Long	November 2014	14	1,441,720	45,552
	Total Crude Oil			78	8,423,360	333,212

	Gas Oil

	ICE Gas Oil Futures Contract	Long	August 2014	6	551,250	9,835

Nuveen Investments	17

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments June 30, 2014 (Unaudited)

Investments in Derivatives as of June 30, 2014 (continued) Futures Contracts outstanding (continued):
Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts (6)	Notional Amount at Value (6)	Unrealized Appreciation (Depreciation)

Energy (continued)	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	September 2014	13	$1,630,083	$21,680

	Natural Gas

	NYMEX Natural Gas Futures Contract	Long	August 2014	15	669,150	(28,899)

	NYMEX Natural Gas Futures Contract	Long	September 2014	53	2,353,200	(47,985)
	Total Natural Gas			68	3,022,350	(76,884)

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	September 2014	8	1,009,848	26,620

	NYMEX Gasoline RBOB Futures Contract	Long	November 2014	4	468,670	12,302
	Total Unleaded Gas			12	1,478,518	38,922
	Total Energy			177	15,105,561	326,765

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	July 2014	40	1,863,750	17,175

	LME Primary Aluminum Futures Contract	Short	July 2014	(40)	(1,863,750)	(23,013)

	LME Primary Aluminum Futures Contract	Long	September 2014	40	1,890,750	33,545

	LME Primary Aluminum Futures Contract	Short	September 2014	(16)	(756,300)	3,825

	LME Primary Aluminum Futures Contract	Long	November 2014	16	761,800	(1,300)
	Total Aluminum			40	1,896,250	30,232

	Copper

	CEC Copper High Grade Futures Contract	Long	September 2014	11	880,962	40,968

	LME Copper Futures Contract	Long	July 2014	14	2,462,600	133,416

	LME Copper Futures Contract	Short	July 2014	(14)	(2,462,600)	(112,162)

	LME Copper Futures Contract	Long	September 2014	15	2,634,000	122,100

	LME Copper Futures Contract	Short	September 2014	(3)	(526,800)	(6,300)

	LME Copper Futures Contract	Long	November 2014	3	525,675	5,888
	Total Copper			26	3,513,837	183,910

	Lead

	LME Lead Futures Contract	Long	July 2014	7	376,338	9,881

	LME Lead Futures Contract	Short	July 2014	(7)	(376,338)	(6,613)

	LME Lead Futures Contract	Long	September 2014	7	379,662	7,213
	Total Lead			7	379,662	10,481

	Nickel

	LME Nickel Futures Contract	Long	July 2014	7	797,328	74,829

	LME Nickel Futures Contract	Short	July 2014	(7)	(797,328)	(18,876)

	LME Nickel Futures Contract	Long	September 2014	7	799,554	18,838
	Total Nickel			7	799,554	74,791

18	Nuveen Investments

Investments in Derivatives as of June 30, 2014 (continued) Futures Contracts outstanding (continued):
Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts (6)	Notional Amount at Value (6)	Unrealized Appreciation (Depreciation)

Industrial Metals (continued)	Zinc

	LME Zinc Futures Contract	Long	July 2014	10	$553,062	$39,838

	LME Zinc Futures Contract	Short	July 2014	(10)	(553,062)	(29,587)

	LME Zinc Futures Contract	Long	September 2014	10	555,000	29,469

	LME Zinc Futures Contract	Short	September 2014	(2)	(111,000)	(1,500)

	LME Zinc Futures Contract	Long	November 2014	2	111,288	1,475
	Total Zinc			10	555,288	39,695
	Total Industrial Metals			90	7,144,591	339,109

Agriculturals	Corn

	CBOT Corn Futures Contract	Long	September 2014	74	1,549,375	(207,774)

	CBOT Corn Futures Contract	Long	December 2014	10	212,625	(17,038)
	Total Corn			84	1,762,000	(224,812)

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	December 2014	27	991,980	(53,261)

	Soybean Oil

	CBOT Soybean Oil Futures Contract	Long	December 2014	17	399,330	(14,820)

	CBOT Soybean Oil Futures Contract	Long	January 2015	6	141,408	(5,898)
	Total Soybean Oil			23	540,738	(20,718)

	Soybeans

	CBOT Soybean Futures Contract	Long	August 2014	4	265,950	(11,909)

	CBOT Soybean Futures Contract	Long	November 2014	36	2,083,050	(97,664)
	Total Soybeans			40	2,349,000	(109,573)

	Wheat

	CBOT KC HRW Wheat Futures Contract	Long	September 2014	8	280,100	(9,957)

	CBOT KC HRW Wheat Futures Contract	Long	December 2014	3	105,975	(2,388)

	CBOT Wheat Futures Contract	Long	September 2014	30	866,250	(25,185)

	MGEX Red Spring Wheat Futures Contract	Long	September 2014	13	440,050	(15,888)
	Total Wheat			54	1,692,375	(53,418)
	Total Agriculturals			228	7,336,093	(461,782)

Precious Metals	Gold

	CEC Gold Futures Contract	Long	December 2014	32	4,232,960	10,400

	Palladium

	NYMEX Palladium Futures Contract	Long	September 2014	2	168,630	6,267

	Platinum

	NYMEX Platinum Futures Contract	Long	October 2014	4	296,580	2,021

Nuveen Investments	19

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments June 30, 2014 (Unaudited)

Investments in Derivatives as of June 30, 2014 (continued) Futures Contracts outstanding (continued):
Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts (6)	Notional Amount at Value (6)	Unrealized Appreciation (Depreciation)

Precious Metals (continued)	Silver

	CEC Silver Futures Contract	Long	September 2014	13	$1,368,640	$129,959
	Total Precious Metals			51	6,066,810	148,647

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	September 2014	6	187,620	2,149

	ICE Cocoa Futures Contract	Long	December 2014	1	31,250	(7)
	Total Cocoa			7	218,870	2,142

	Coffee

	ICE Coffee C Futures Contract	Long	September 2014	7	459,637	4,646

	LIFFE Coffee Robusta Futures Contract	Long	September 2014	16	322,560	13,509
	Total Coffee			23	782,197	18,155

	Cotton

	ICE Cotton Futures Contract	Long	December 2014	13	477,815	(27,804)

	Sugar

	ICE Sugar Futures Contract	Long	October 2014	44	887,533	15,756
	Total Foods & Fibers			87	2,366,415	8,249

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	August 2014	4	425,550	61,970

	CME Feeder Cattle Futures Contract	Long	September 2014	1	107,000	4,631
	Total Feeder Cattle			5	532,550	66,601

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	August 2014	10	531,300	15,866

	CME Lean Hogs Futures Contract	Long	October 2014	3	136,680	8,184

	CME Lean Hogs Futures Contract	Long	December 2014	8	315,520	10,172
	Total Lean Hogs			21	983,500	34,222

	Live Cattle

	CME Live Cattle Futures Contract	Long	August 2014	15	900,450	68,213

	CME Live Cattle Futures Contract	Long	October 2014	4	245,000	10,762

	CME Live Cattle Futures Contract	Long	December 2014	20	1,229,800	14,617
	Total Live Cattle			39	2,375,250	93,592
	Total Livestock			65	3,891,300	194,415
	Total Futures Contracts outstanding			698	$41,910,770	$555,403

20	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
U.S. Government and Agency Obligations	$—	$32,089,055	$—	$32,089,055
Repurchase Agreements	—	7,951,338	—	7,951,338
Investments in Derivatives:
Futures Contracts*	555,403	—	—	555,403
Total	$555,403	$40,040,393	$—	$40,595,796
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Consolidated Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30,2014, the cost of investments (excluding investments in derivatives) was $40,033,733.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2014, were as follows:

Gross unrealized:
Appreciation	$6,660
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$6,660

Nuveen Investments	21

Nuveen Gresham Diversified Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments June 30, 2014 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. rating.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(5)	The Fund expects to invest only in long futures contracts. Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. For every short LME futures contract outstanding, the Fund had previously entered into a long LME futures contract. The London Clearing House is the counterparty for both the long and short position.

(6)	Total Number of Contracts and Notional Amount at value include the net effect of LME short futures positions.

N/A	Not applicable.

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

HRW	Hard Red Winter

ICE	Intercontinental Exchange

KC	Kansas City

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

22	Nuveen Investments

Nuveen Gresham Long/Short Commodity Strategy Fund

Consolidated Portfolio of Investments June 30, 2014 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 95.1%

	U.S. Government and Agency Obligations – 80.3%

$1,000	U.S. Treasury Bills	0.000%	7/24/14	Aaa	$999,989

1,000	U.S. Treasury Bills	0.000%	8/21/14	Aaa	999,968

1,000	U.S. Treasury Bills	0.000%	9/18/14	Aaa	999,956

1,000	U.S. Treasury Bills	0.000%	10/16/14	Aaa	999,874

1,000	U.S. Treasury Bills	0.000%	11/13/14	Aaa	999,812

1,000	U.S. Treasury Bills	0.000%	12/11/14	Aaa	999,774

1,500	U.S. Treasury Bills	0.000%	1/08/15	Aaa	1,499,662

1,500	U.S. Treasury Bills	0.000%	2/05/15	Aaa	1,499,521

1,500	U.S. Treasury Bills	0.000%	3/05/15	Aaa	1,499,408

500	U.S. Treasury Bills	0.000%	4/02/15	Aaa	499,771

850	U.S. Treasury Bills	0.000%	4/30/15	Aaa	849,285

1,500	U.S. Treasury Bills	0.000%	5/28/15	Aaa	1,498,725
13,350	Total U.S. Government and Agency Obligations				13,345,745

	Repurchase Agreements – 14.8%

621	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/14, repurchase price $621,273, collateralized by $605,000 U.S. Treasury Notes, 2.625%, due 8/15/20, value $635,250	0.000%	7/01/14	N/A	621,273

1,838	Repurchase Agreement with State Street Bank, dated 6/30/14, repurchase price $1,837,659, collateralized by $1,980,000 Federal Home Loan Mortgage Corporation Notes, 2.170%, due 10/17/22, value $1,878,426 (3)	0.000%	7/01/14	N/A	1,837,659
$2,459	Total Repurchase Agreements				2,458,932
	Total Short-Term Investments (cost $15,802,125)				15,804,677
	Other Assets Less Liabilities – 4.9%				810,210
	Net Assets – 100%				$16,614,887

Investments in Derivatives as of June 30, 2014 (4) Futures Contracts outstanding:
Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts*	Notional Amount at Value**	Unrealized Appreciation (Depreciation)

Energy	Crude Oil

	ICE Brent Crude Oil Futures Contract	Long	September 2014	9	$1,008,630	$40,860

	ICE Brent Crude Oil Futures Contract	Long	October 2014	8	893,440	(18,293)

	NYMEX WTI Crude Oil Futures Contract	Long	August 2014	14	1,475,180	50,400
	Total Crude Oil			31	3,377,250	72,967

	Gas Oil

	ICE Gas Oil Futures Contract	Long	August 2014	6	551,250	3,300

Nuveen Investments	23

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments June 30, 2014 (Unaudited)

Investments in Derivatives as of June 30, 2014 (continued) Futures Contracts outstanding (continued):
Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts*	Notional Amount at Value**	Unrealized Appreciation (Depreciation)

Energy (continued)	Heating Oil

	NYMEX NY Harbor ULSD Futures Contract	Long	August 2014	3	$374,888	$1,254

	Natural Gas

	NYMEX Natural Gas Futures Contract	Short	August 2014	(25)	(1,115,250)	2,271

	Unleaded Gas

	NYMEX Gasoline RBOB Futures Contract	Long	September 2014	3	378,693	(3,601)
	Total Energy			18	3,566,831	76,191

Industrial Metals	Aluminum

	LME Primary Aluminum Futures Contract	Long	July 2014	34	1,584,187	43,563

	LME Primary Aluminum Futures Contract	Short	July 2014	(34)	(1,584,187)	(40,694)

	LME Primary Aluminum Futures Contract	Long	August 2014	17	798,681	14,025
	Total Aluminum			17	798,681	16,894

	Copper

	CEC Copper High Grade Futures Contract	Long	September 2014	3	240,262	4,861

	LME Copper Futures Contract	Long	July 2014	18	3,166,200	41,850

	LME Copper Futures Contract	Short	July 2014	(18)	(3,166,200)	(124,425)

	LME Copper Futures Contract	Long	August 2014	18	3,163,275	60,525

	LME Copper Futures Contract	Short	August 2014	(9)	(1,581,637)	(40,163)
	Total Copper			12	1,821,900	(57,352)

	Lead

	LME Lead Futures Contract	Long	July 2014	3	161,288	1,156

	LME Lead Futures Contract	Short	July 2014	(3)	(161,288)	(2,950)

	LME Lead Futures Contract	Long	August 2014	2	108,038	(388)

	LME Lead Futures Contract	Short	August 2014	(1)	(54,019)	(1,031)
	Total Lead			1	54,019	(3,213)

	Nickel

	LME Nickel Futures Contract	Long	July 2014	2	227,808	8,340

	LME Nickel Futures Contract	Short	July 2014	(2)	(227,808)	4,128

	LME Nickel Futures Contract	Long	August 2014	2	228,144	(4,020)
	Total Nickel			2	228,144	8,448

	Zinc

	LME Zinc Futures Contract	Long	July 2014	4	221,225	18,975

	LME Zinc Futures Contract	Short	July 2014	(4)	(221,225)	(13,200)

	LME Zinc Futures Contract	Long	August 2014	4	221,400	13,025
	Total Zinc			4	221,400	18,800
	Total Industrial Metals			36	3,124,144	(16,423)

24	Nuveen Investments

Investments in Derivatives as of June 30, 2014 (continued) Futures Contracts outstanding (continued):
Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts*	Notional Amount at Value**	Unrealized Appreciation (Depreciation)

Agriculturals	Corn

	CBOT Corn Futures Contract	Short	September 2014	(29)	$(607,187)	$55,612

	Soybean Meal

	CBOT Soybean Meal Futures Contract	Long	December 2014	11	404,140	(37,633)

	Soybean Oil

	CBOT Soybean Oil Futures Contract	Short	December 2014	(9)	(211,410)	8,786

	Soybeans

	CBOT Soybean Futures Contract	Long	November 2014	15	867,937	(78,850)

	Wheat

	CBOT KC HRW Wheat Futures Contract	Short	September 2014	(1)	(35,013)	1,013

	CBOT Wheat Futures Contract	Short	September 2014	(15)	(433,125)	45,509

	MGEX Red Spring Wheat Futures Contract	Short	September 2014	(1)	(33,850)	1,019
	Total Wheat			(17)	(501,988)	47,541
	Total Agriculturals			(29)	(48,508)	(4,544)

Precious Metals	Gold

	CEC Gold Futures Contract	Long	August 2014	12	1,586,400	39,873

	Palladium

	NYMEX Palladium Futures Contract	Long	September 2014	1	84,315	2,735

	Platinum

	NYMEX Platinum Futures Contract	Long	October 2014	2	148,290	4,948

	Silver

	CEC Silver Futures Contract	Long	September 2014	5	526,400	22,311
	Total Precious Metals			20	2,345,405	69,867

Foods & Fibers	Cocoa

	ICE Cocoa Futures Contract	Long	September 2014	2	62,540	1,140

	Coffee

	ICE Coffee C Futures Contract	Long	September 2014	3	196,988	2,278

	LIFFE Coffee Robusta Futures Contract	Long	September 2014	2	40,320	530
	Total Coffee			5	237,308	2,808

	Cotton

	ICE Cotton Futures Contract	Short	December 2014	(5)	(183,775)	9,789

	Sugar

	ICE Sugar Futures Contract	Short	October 2014	(16)	(322,739)	930
	Total Foods & Fibers			(14)	(206,666)	14,667

Nuveen Investments	25

Nuveen Gresham Long/Short Commodity Strategy Fund (continued)

Consolidated Portfolio of Investments June 30, 2014 (Unaudited)

Investments in Derivatives as of June 30, 2014 (continued) Futures Contracts outstanding (continued):
Commodity Group	Contract	Contract Position (5)	Contract Expiration	Number of Contracts*	Notional Amount at Value**	Unrealized Appreciation (Depreciation)

Livestock	Feeder Cattle

	CME Feeder Cattle Futures Contract	Long	August 2014	2	$212,775	$31,481

	Lean Hogs

	CME Lean Hogs Futures Contract	Long	October 2014	9	410,040	16,080

	Live Cattle

	CME Live Cattle Futures Contract	Long	August 2014	15	900,450	73,764
	Total Livestock			26	1,523,265	121,325
	Total Futures Contracts outstanding			57	$10,304,471	$261,083

	* The aggregate Number of Contracts for long and short futures contracts outstanding is 229 and (172), respectively.

	** The aggregate Notional Amount at Value for long and short futures contracts outstanding is $20,243,184 and $(9,938,713), respectively.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
U.S. Government and Agency Obligations	$—	$13,345,745	$—	$13,345,745
Repurchase Agreements	—	2,458,932	—	2,458,932
Investments in Derivatives:
Futures Contracts*	261,083	—	—	261,083
Total	$261,083	$15,804,677	$—	$16,065,760
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Consolidated Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

26	Nuveen Investments

As of June 30,2014, the cost of investments (excluding investments in derivatives) was $15,802,125.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30,2014, were as follows:

Gross unrealized:
Appreciation	$2,552
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$2,552

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Consolidated Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. rating.

(3)	As of the end of the reporting period, repurchase agreement was held at the Subsidiary level.

(4)	As of the end of the reporting period, 100% of the Fund’s investments in derivatives are held at the Subsidiary level.

(5)	Some short futures positions arise in futures contracts traded on the London Metal Exchange (“LME”) solely as the result of closing existing long LME futures positions. The London Clearing House is the counterparty for both the long and short position.

N/A	Not applicable.

CBOT	Chicago Board of Trade

CEC	Commodities Exchange Center

CME	Chicago Mercantile Exchange

HRW	Hard Red Winter

ICE	Intercontinental Exchange

KC	Kansas City

LIFFE	London International Financial Futures Exchange

LME	London Metal Exchange

MGEX	Minneapolis Grain Exchange

NY Harbor ULSD	New York Harbor Ultra-Low Sulfur Diesel

NYMEX	New York Mercantile Exchange

RBOB	Reformulated Gasoline Blendstock for Oxygen Blending

WTI	West Texas Intermediate

Nuveen Investments	27

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2014